Investments - Tanker Investments Ltd - Additional Information (Detail)	12 Months Ended								0 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended					1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Tanker Investments Limited [Member] Vessel	Oct. 31, 2014 Tanker Investments Limited [Member]	Jan. 31, 2014 Tanker Investments Limited [Member] Series A- One Preferred Stock [Member]	Jan. 31, 2014 Tanker Investments Limited [Member] Series A- Two Preferred Stock [Member]	Dec. 31, 2014 Tanker Investments Limited [Member] 2009 - built Suezmax tankers [Member] Vessel	Dec. 31, 2014 Tanker Investments Limited [Member] 2010 - built Suezmax tankers [Member] Vessel	Jan. 23, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] USD ($)	Oct. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member]	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] USD ($)	Dec. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] USD ($)	Mar. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member]	Oct. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Common Stock [Member] USD ($)	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Common Stock [Member]	Oct. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Common Stock [Member] NOK	Oct. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Common Stock [Member] Maximum [Member] USD ($)	Oct. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Common Stock [Member] Share Repurchase Program October Two Thousand And Fourteen [Member] NOK	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Warrant [Member] Maximum [Member]	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Warrant [Member] Derivatives not designated as a cash flow hedge [Member] USD ($)	Dec. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] 2010 - built VLCC [Member] Vessel	Dec. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] 2009 - built Suezmax tankers [Member] Vessel	Dec. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] 2009, 2010 and 2011-built Aframax tankers [Member] Vessel	Dec. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] 2012-built coated Aframax [Member] Vessel	Dec. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] VLCC [Member] Other Vessels [Member] USD ($)
Net Investment Income [Line Items]
Purchase of common stock											5,000,000			900,000	5,000,000
Percentage of combined ownership interest	16.05%		16.00%	8.94%							20.00%		13.00%
Issuance of equity private placement									$ 250,000,000
Equity method investment											50,000,000
Number of shares available through exercise of stock purchase warrant																			1,500,000
Derivatives not designated as a cash flow hedge	14,415,000	69,797,000																		6,800,000
Preferred Stock, Share	0	0			1	1
Preferred stock, voting rights			elect one board member
Gain from sale of investment												4,100,000
Ownership interest										2.43%
Shares acquired, price per share																69
Aggregate price of common stock														10,100,000
Shares held in investment owned																3,400,000
Combined interest of shares held in investment owned	16.05%									15.43%
Common stock repurchase, amount authorized																	30,000,000
Common stock repurchase, amount authorized		12,000,000												15,100,000
Average price per share																		68.49
Number of vessels			20				4	2													2	4	6	2
Aggregate purchase price																									$ 317,200,000
Annual guarantee fee			0.25%